Insurance Contracts and Private Pension - Summary of Income Related to Insurance and Private Pension (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Types of Insurance Contracts [Line Items]
Premiums and contributions	R$ 14,804	R$ 19,624	R$ 24,097
Group Accident Insurance [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Premiums and contributions	847	867	689
Individual Accident [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Premiums and contributions	187	222	280
Disability Savings Pension [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Premiums and contributions	258	269	291
Plan Generator of Benefits [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Premiums and contributions	2,235	2,282	2,193
Credit Life [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Premiums and contributions	624	946	879
Random Events [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Premiums and contributions	195	227	235
Multiple Risks [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Premiums and contributions	370	290	209
Traditional Insurance [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Premiums and contributions	117	115	122
VGBL [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Premiums and contributions	8,022	12,335	17,154
Group life [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Premiums and contributions	955	947	937
Other Lines [Member]
Disclosure of Types of Insurance Contracts [Line Items]
Premiums and contributions	655	800	820
Mortagage Insurance in Market Policies – Credit Life Insurance
Disclosure of Types of Insurance Contracts [Line Items]
Premiums and contributions	R$ 339	R$ 324	R$ 288